                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                   ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09060

                            HOLLAND SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                                 375 Park Avenue
                               New York, NY 10152
                    (Address of principal executive offices)

                                           Copy to:

Michael Holland                            Brian Poole, Esq.
President and Treasurer                    State Street Bank and Trust Company
Holland Series Fund, Inc.                  4 Copley Pace, 5th Floor
375 Park Avenue                            Boston, Massachusetts 02116
New York, New York 10152
                                           and

                                           Timothy Diggins, Esq.
                                           Ropes & Gray
                                           One International Place
                                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-304-6552

Date of fiscal year end: September 30

Date of reporting period: July 1, 2007 - June 30, 2008

ITEM 1. PROXY VOTING RECORD

--------------------------------------------------------------------------------
3M CO.

TICKER SYMBOL: MMM                          CUSIP/SECURITY ID: 88579Y101
MEETING DATE: 05/13/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1.1 Linda G. Alvarado
1.2 George W. Buckley
1.3 Vance D. Coffman
1.4 Michael L. Eskew
1.5 W. James Farrell
1.6 Herbert L. Henkel
1.7 Edward M. Liddy
1.8 Robert S. Morrison
1.9 Aulana L. Peters
1.10 Robert J. Ulrich
PROPOSAL 2: Ratify Appointment of                  Issuer            For         For
PricewaterhouseCoopers as 3M's Independent
Registered Public Accounting Firm
PROPOSAL 3: Proposal to Approve the Long-Term      Issuer            For         For
Incentive Plan

--------------------------------------------------------------------------------
AMERICAN EXPRESS CO.

TICKER SYMBOL: AXP                          CUSIP/SECURITY ID: 025816109
MEETING DATE: 04/28/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For         For
1.1 D.F. Akerson
1.2 C. Barshefsky
1.3 U.M. Burns
1.4 K.I. Chenault
1.5 P. Chernin
1.6 J. Leschly
1.7 R.C. Levin
1.8 R.A. McGinn
1.9 E.D. Miller
1.10 S.S. Reinemund
1.11 R.D. Walter
1.12 R.A. Williams
PROPOSAL 2: Proposal to Ratify the Appointment     Issuer            For         For
of PricewaterhouseCoopers LLP as our
Independent Registered Public Accounting Firm
for 2008
PROPOSAL 3: Proposal to Amend the Certificate      Issuer            For         For
of Incorporation to Require a Majority Vote for
the Election of Directors in Non-Contested
Elections
PROPOSAL 4A: Proposal to Amend the Certificate     Issuer            For         For
of Incorporation to Eliminate Statutory
Supermajority Voting: Merger or Consolidation
PROPOSAL 4B: Proposal to Amend the Certificate     Issuer            For         For
of Incorporation to Eliminate Statutory
Supermajority Voting: Sale, Lease, Exchange or
Other Disposition of all or Substantially all
of the Company's Assets Outside the Ordinary
Course of Business

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 4C: Proposal to Amend the Certificate     Issuer            For         For
of Incorporation to Eliminate Statutory
Supermajority Voting: Plan for the Exchange of
Shares
PROPOSAL 4D: Proposal to Amend the Certificate     Issuer            For         For
of Incorporation to Eliminate Statutory
Supermajority Voting: Authorization of
Dissolution
PROPOSAL 5: Shareholder Proposal Relating to       Security Holder   Against     Against
Cumulative Voting for Directors

--------------------------------------------------------------------------------
BERKSHIRE HATHAWAY, INC.

TICKER SYMBOL: BRK/A                        CUSIP/SECURITY ID: 084670108
MEETING DATE: 05/03/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1.1 Warren E. Buffett
1.2 Charles T. Munger
1.3 Howard G. Buffett
1.4 Susan L. Decker
1.5 William H. Gates III
1.6 David S. Gottesman
1.7 Charlotte Guyman
1.8 Donald R. Keough
1.9 Thomas S. Murphy
1.10 Ronald L. Olson
1.11 Walter Scott, Jr.

--------------------------------------------------------------------------------
COMCAST CORPORATION

TICKER SYMBOL: CMSCA                        CUSIP/SECURITY ID: 20030N101
MEETING DATE: 05/14/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1.1 S. Decker Anstrom
1.2 Kenneth J. Bacon
1.3 Sheldon M. Bonovitz
1.4 Edward D. Breen
1.5 Julian A. Brodsky
1.6 Joseph J. Collins
1.7 J. Michael Cook
1.8 Gerald L. Hassell
1.9 Jeffrey A. Honickman
1.10 Brian L. Roberts
1.11 Ralph J. Roberts
1.12 Dr. Judith Rodin
1.13 Michael I. Sovern
PROPOSAL 2: Ratification of Independent Auditors   Issuer            For         For
PROPOSAL 3: Approval of Our 2002 Restricted        Issuer            For         For
Stock Plan, as Amended and Restated
PROPOSAL 4: Approval of Our 2003 Stock Option      Issuer            For         For
Plan, as Amended and Restated
PROPOSAL 5: Proposal to Adopt a                    Security Holder   Against     Against
Recapitalization Plan
PROPOSAL 6: Proposal to Identify all Executive     Security Holder   Against     Against
Officers who Earn in Excess of $500,000
PROPOSAL 7: Proposal to Nominate Two Directors     Security Holder   Against     Against
for Every Open Directorship
PROPOSAL 8: Proposal to Require a Pay              Security Holder   Against     Against
Differential Report
PROPOSAL 9: Proposal to Provide Cumulative         Security Holder   Against     Against
Voting for Class A Shareholders in the Election
of Directors
PROPOSAL 10: Proposal to Adopt Principles for      Security Holder   Against     Against
Comprehensive Health Care Reform
PROPOSAL 11: Proposal to Adopt an Annual Vote     Security Holder   Against     Against
on Executive Compensation

--------------------------------------------------------------------------------
EXXON MOBIL CORP.

TICKER SYMBOL: XOM                          CUSIP/SECURITY ID: 30231G102
MEETING DATE: 05/28/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1.1 M.J. Boskin
1.2 L.R. Faulkner
1.3 W.W. George
1.4 J.R. Houghton
1.5 R.C. King
1.6 M.C. Nelson
1.7 S.J. Palmisano
1.8 S.S. Reinemund
1.9 W.V. Shipley
1.10 R.W. Tillerson
1.11 E.E. Whitacre, Jr.
PROPOSAL 2: Ratification of Independent Auditors   Issuer            For         For
PROPOSAL 3: Shareholder Proposals Prohibited       Security Holder   Against     Against
PROPOSAL 4: Director Nominee Qualifications        Security Holder   Against     Against
PROPOSAL 5: Board Chairman and CEO                 Security Holder   Against     Against
PROPOSAL 6: Shareholder Return Policy              Security Holder   Against     Against
PROPOSAL 7: Shareholder Advisory Vote on           Security Holder   Against     Against
Executive Compensation
PROPOSAL 8: Executive Compensation Report          Security Holder   Against     Against
PROPOSAL 9: Incentive Pay Recoupment               Security Holder   Against     Against
PROPOSAL 10: Corporate Sponsorships Report         Security Holder   Against     Against
PROPOSAL 11: Political Contributions Report        Security Holder   Against     Against
PROPOSAL 12: Amendment of EEO Policy               Security Holder   Against     Against
PROPOSAL 13: Community Environmental Impact        Security Holder   Against     Against
PROPOSAL 14: ANWR Drilling Report                  Security Holder   Against     Against

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 15: Greenhouse Gas Emissions Goals        Security Holder   Against     Against
PROPOSAL 16: CO(2) Information at the Pump         Security Holder   Against     Against
PROPOSAL 17: Climate Change and Technology         Security Holder   Against     Against
Report
PROPOSAL 18: Energy Technology Report              Security Holder   Against     Against
PROPOSAL 19: Renewable Energy Policy               Security Holder   Against     Against

--------------------------------------------------------------------------------
GENERAL ELECTRIC CO.

TICKER SYMBOL: GE                           CUSIP/SECURITY ID: 369604103
MEETING DATE: 04/23/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL A: Election of Directors                  Issuer            For         For
A1. James I. Cash, Jr.
A2. Sir William M. Castell
A3. Ann M. Fudge
A4. Claudio X. Gonzalez
A5. Susan Hockfield
A6. Jeffrey R. Immelt
A7. Andrea Jung
A8. Alan G. (A.G.) Lafley
A9. Robert W. Lane
A10. Ralph S. Larsen
A11. Rochelle B. Lazarus
A12. James J. Mulva
A13. Sam Nunn
A14. Roger S. Penske
A15. Robert J. Swieringa
A16. Douglas A. Warner III
PROPOSAL B: Ratification of KPMG                   Issuer            For         For
PROPOSAL 1:  Cumulative Voting                     Security Holder   Against     Against
PROPOSAL 2: Separate the Roles of CEO and          Security Holder   Against     Against
Chairman
PROPOSAL 3: Recoup Unearned Management Bonuses     Security Holder   Against     Against
PROPOSAL 4: Curb Over-Extended Directors           Security Holder   Against     Against
PROPOSAL 5: Report on Charitable Contributions     Security Holder   Against     Against
PROPOSAL 6: Global Warming Report                  Security Holder   Against     Against
PROPOSAL 7: Advisory Vote on Executive             Security Holder   Against     Against
Compensation

--------------------------------------------------------------------------------
INTEL CORP.

TICKER SYMBOL: INTC                         CUSIP/SECURITY ID: 458140100
MEETING DATE: 05/21/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL A: Election of Directors                  Issuer            For All     For
1.A Craig R. Barrett
1.B Charlene Barshefsky
1.C Carol A. Bartz
1.D Susan L. Decker
1.E Reed E. Hundt
1.F Paul S. Otellini
1.G James D. Plummer
1.H David S. Pottruck
1.I Jane E. Shaw
1.J John L. Thornton
1.K David B. Yoffie
PROPOSAL 2: Ratification of Selection of Ernst     Issuer            For         For
& Young LLP as our Independent Registered
Public Accounting Firm for the Current Year
PROPOSAL 3: Stockholder Proposal to Amend the      Security Holder   Against     Against
ByLaws to Establish a Board Committee on
Sustainability

--------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
MACHINES CORP.

TICKER SYMBOL: IBM                          CUSIP/SECURITY ID: 459200101
MEETING DATE: 04/29/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1.1 C. Black
1.2 W.R. Brody
1.3 K.I. Chenault
1.4 M.L. Eskew
1.5 S.A. Jackson
1.6 L.A. Noto
1.7 J.W. Owens
1.8 S.J. Palmisano
1.9 J.E. Spero
1.10 S. Taurel
1.11 L.H. Zambrano
PROPOSAL 2: Ratification of Appointment of         Issuer            For         For
Independent Registered Public Accounting Firm
PROPOSAL 3: Cumulative Voting                      Security Holder   Against     Against
PROPOSAL 4: Executive Compensation                 Security Holder   Against     Against
PROPOSAL 5: Board Committee on Human Rights        Security Holder   Against     Against
PROPOSAL 6: Special Meetings                       Security Holder   Against     Against
PROPOSAL 7: Advisory Vote on Executive             Security Holder   Against     Against
Compensation

--------------------------------------------------------------------------------
JOHNSON & JOHNSON

TICKER SYMBOL: JNJ                          CUSIP/SECURITY ID: 478160104
MEETING DATE: 04/24/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1.1 Mary Sue Coleman
1.2 James G. Cullen
1.3 Michael M.E. Johns
1.4 Arnold G. Langbo
1.5 Susan L. Lindquist
1.6 Leo F. Mullin
1.7 William D. Perez
1.8 Christine A. Poon
1.9 Charles Prince
1.10 Steven S. Reinemund
1.11 David Satcher
1.12 William C. Weldon
PROPOSAL 2: Ratification of Appointment of         Issuer            For         For
PricwaterhouseCoopers LLP as Independent
Registered Public Accounting Firm
PROPOSAL 3: Advisory Vote on Executive             Security Holder   Against     Against
Compensation Policies and Disclosure

--------------------------------------------------------------------------------
JP MORGAN CHASE & CO.

TICKER SYMBOL: JPM                          CUSIP/SECURITY ID: 46625H100
MEETING DATE: 05/20/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1A. Crandall C. Bowles
1B. Stephen B. Burke
1C. David M. Cote
1D. James S. Crown
1E. James Dimon
1F. Ellen V. Futter
1G. William H. Gray, III
1H. Laban P. Jackson, Jr.
1I. Robert I. Lipp
1J. David C. Novak
1K. Lee R. Raymond
1L. William C. Weldon
PROPOSAL 2: Appointment of Independent             Issuer            For         For
Registered Public Accounting Firm
PROPOSAL 3: Approval of Amendment to 2005          Issuer            For         For
Long-Term Incentive Plan
PROPOSAL 4: Reapproval of Key Executive            Issuer            For         For
Performance Plan
PROPOSAL 5: Governmental Service Report            Security Holder   Against     Against
PROPOSAL 6: Political Contributions Report         Security Holder   Against     Against
PROPOSAL 7: Independent Chairman of the Board      Security Holder   Against     Against
PROPOSAL 8: Executive Compensation Approval        Security Holder   Against     Against
PROPOSAL 9: Two Candidates Per Directorship        Security Holder   Against     Against
PROPOSAL 10: Human Rights and Investment Report    Security Holder   Against     Against
PROPOSAL 11: Lobbying Priorities Report            Security Holder   Against     Against

--------------------------------------------------------------------------------
MICROSOFT CORP.

TICKER SYMBOL: MSFT                         CUSIP/SECURITY ID: 594918104
MEETING DATE: 11/13/07

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1.A William H. Gates, III
1.B Steven A. Ballmer
1.C James I. Cash, Jr. PhD
1.D Dina Dublon
1.E Raymond V. Gilmartin
1.F Reed Hastings
1.G David F. Marquardt
1.H Charles H. Noski
1.I Dr. Helmut Panke
1.J Jon A. Shirley
PROPOSAL 2: Ratification of the Selection of       Issuer            For         For
Deloitte & Touche LLP as the Company's
Independent Auditor
PROPOSAL 3: Adoption of Policies on Internet       Security Holder   Against     Against
Censorship
PROPOSAL 4: Establishment of Board Committee on    Security Holder   Against     Against
Human Rights

--------------------------------------------------------------------------------
PEPSICO, INC.

TICKER SYMBOL: PEP                          CUSIP/SECURITY ID: 713448108
MEETING DATE: 05/07/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1A. I.M. Cook
1B. D. Dublon
1C. V.J. Dzau
1D. R.L. Hunt
1E. A. Ibarguen
1F. A.C. Martinez
1G. I.K. Nooyi
1H. S.P. Rockefeller
1I. J.J. Schiro
1J. L. Trotter
1K. D. Vasella
1L. M.D. White
PROPOSAL 2: Approval of Independent Registered     Issuer            For         For
Public Accountants
PROPOSAL 3: Beverage Container Recycling Report    Security Holder   Against     Against
PROPOSAL 4:  Genetically Engineered Products       Security Holder   Against     Against
Report
PROPOSAL 5: Right to Water Policy                  Security Holder   Against     Against
PROPOSAL 6: Global Warming Report                  Security Holder   Against     Against
PROPOSAL 7: Advisory Vote on Compensation          Security Holder   Against     Against

--------------------------------------------------------------------------------
PFIZER, INC.

TICKER SYMBOL: PFE                          CUSIP/SECURITY ID: 717081103
MEETING DATE: 04/24/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1A. Dennis A. Ausiello
1B. Michael S. Brown
1C. M. Anthony Burns
1D. Robert N. Burt
1E. W. Don Cornwell
1F. William H. Gray III
1G. Constance J. Horner
1H. William R. Howell
1I. James M. Kilts
1J. Jeffrey B. Kindler
1K. George A. Lorch
1L. Dana G. Mead
1M. Suzanne Nora Johnson
1N. William C. Steere, Jr.
PROPOSAL 2: Ratify the Selection of KPMG LLP as    Issuer            For         For
Independent Registered Public Accounting Firm
for 2008
PROPOSAL 3: Shareholder Proposal Regarding         Security Holder   Against     Against
Stock Options
PROPOSAL 4: Shareholder Proposal Requesting        Security Holder   Against     Against
Separation of Chairman and CEO Roles

--------------------------------------------------------------------------------
SCHLUMBERGER, LTD.

TICKER SYMBOL: SLB                          CUSIP/SECURITY ID: 806857108
MEETING DATE: 04/09/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1.1 P. Camus
1.2 J.S. Gorelick
1.3 A. Gould
1.4 T. Isaac
1.5 N. Kudryavtsev
1.6 A. Lajous
1.7 M.E. Marks
1.8 D. Primat
1.9 L.R. Reif
1.10 T.I. Sandvold
1.11 N. Seydoux
1.12 L.G. Stuntz
PROPOSAL 2: Adoption and Approval of Financials    Issuer            For         For
and Dividends
PROPOSAL 3: Approval of Adoption of the            Issuer            For         For
Schlumberger 2008 Stock Incentive Plan
PROPOSAL 4: Approval of Independent Registered     Issuer            For         For
Public Accounting Firm

--------------------------------------------------------------------------------
THE CHUBB CORPORATION

TICKER SYMBOL: CB                           CUSIP/SECURITY ID: 171232101
MEETING DATE: 04/29/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1A. Zoe Baird
1B. Shelia P. Burke
1C. James I. Cash, Jr.
1D. Joel J. Cohen
1E. John D. Finnegan
1F. Klaus J. Mangold
1G. Martin G. McGuinn
1H. Lawrence M. Small
1I. Jess Soderberg
1J. Daniel E. Somers
1K. Karen Hastie Williams
1L. Alfred W. Zollar
PROPOSAL 2: Ratify the Appointment of Ernst &      Issuer            For         For
Young LLP as Independent Auditor

--------------------------------------------------------------------------------
THE HOME DEPOT, INC.

TICKER SYMBOL: HD                           CUSIP/SECURITY ID: 437076102
MEETING DATE: 05/22/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1A. F. Duane Ackerman
1B. David H. Batchelder
1C. Francis S. Blake
1D. Ari Bousbib
1E. Gregory D. Brenneman
1F. Albert P. Carey
1G. Armando Codina
1H. Brian C. Cornell
1I. Bonnie G. Hill
1J. Karen L. Katen
PROPOSAL 2: Ratify the Appointment of KPMG LLP     Issuer            For         For
as Independent Registered Public Accounting
Firm of the Company for Fiscal Year Ending
February 1, 2009
PROPOSAL 3: Approve the Material Terms of          Issuer            For         For
Officer Performance Goals under the Management
Incentive Plan
PROPOSAL 4: Approve an Amendment to the            Issuer            For         For
Company's Employee Stock Purchase Plan to
Increase the Number of Reserve Shares
PROPOSAL 5: Political Nonpartianship               Security Holder   Against     Against
PROPOSAL 6: Special Shareholder Meetings           Security Holder   Against     Against
PROPOSAL 7: Employment Diversity Report            Security Holder   Against     Against
Disclosure
PROPOSAL 8: Executive Officer Compensation         Security Holder   Against     Against
PROPOSAL 9: Pay for Superior Performance           Security Holder   Against     Against

--------------------------------------------------------------------------------
THE WALT DISNEY COMPANY

TICKER SYMBOL: DIS                          CUSIP/SECURITY ID: 254687106
MEETING DATE: 03/06/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1A. Susan E. Arnold
1B. John E. Bryson
1C. John S. Chen
1D. Judith L. Estrin
1E. Robert A. Iger
1F. Steven P. Jobs
1G. Fred H. Langhammer
1H. Aylwin B. Lewis
1I. Monica C. Lozano
1J. Robert W. Matschullat
1K. John E. Pepper, Jr.
1L. Orin C. Smith
PROPOSAL 2: Ratify the Appointment of              Issuer            For         For
PricewaterhouseCoopers LLP as the Company's
Registered Public Accountants for 2008
PROPOSAL 3: Approve the Amendment to the           Issuer            For         For
Amended and Restated 2005 Stock Incentive Plan
PROPOSAL 4: Approve the Terms of the Amended       Issuer            For         For
and Restated 2002 Executive Performance Plan

--------------------------------------------------------------------------------
WAL-MART STORES, INC.

TICKER SYMBOL: WMT                          CUSIP/SECURITY ID: 931142103
MEETING DATE: 06/06/08

                  BALLOT ISSUE                       PROPOSED BY     VOTE CAST   MGMT. REC.
------------------------------------------------   ---------------   ---------   ----------
PROPOSAL 1: Election of Directors                  Issuer            For All     For
1A. Aida M. Alvarez
1B. James W. Breyer
1C. M. Michele Burns
1D. James I. Cash, Jr.
1E. Roger C. Corbett
1F. Douglas N. Daft
1G. David D. Glass
1H. Gregory B. Penner
1I. Allen I. Questrom
1J. H. Lee Scott, Jr.
1K. Arne M. Sorenson
1L. Jim C. Walton
1M. S. Robson Walton
1N. Christopher J. Williams
1O. Linda S. Wolf
PROPOSAL 2: Approval of Management Incentive       Issuer            For         For
Plan, as Amended and Restated
PROPOSAL 3: Ratification of Ernst & Young LLP      Issuer            For         For
as Inedpendent Accountants
PROPOSAL 4: Amend Equal Employment Opportunity     Security Holder   Against     Against
Policy
PROPOSAL 5: Pay-for-Superior-Performance           Security Holder   Against     Against
PROPOSAL 6: Recoupment of Senior Executive         Security Holder   Against     Against
Compensation Policy
PROPOSAL 7: Establish Human Rights Committee       Security Holder   Against     Against
PROPOSAL 8: Advisory Vote on Executive             Security Holder   Against     Against
Compensation
PROPOSAL 9: Political Contributions Report         Security Holder   Against     Against
PROPOSAL 10: Social and Reputation Impact Report   Security Holder   Against     Against
PROPOSAL 11: Special Shareholders' Meetings        Security Holder   Against     Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael F. Holland
    President and Treasurer
    August 12, 2008